SWK Holdings Corporation and Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Item	Dec. 31, 2012
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Operating Segments	1		1
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,175,000	3,205,000	4,205,000	3,327,500
Customer Concentration Risk [Member] | Sales [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Concentration Risk, Percentage	73.00%	87.00%	78.00%	89.00%